UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	December 31, 2011
Check here if Amendment [ ]
This Amendment (check only one):[ ] is a restatement.
[ ] Adds new holdings entries.

Institutional Investment Manager Filing this Report:

McIntyre, Freedman, & Flynn Investment Advisers, Inc.
P.O. Box 1689, 4 Main Street
Orleans, MA 02653

13F File Number: 28-05682

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Thomas P. McIntyre
Title:	President
Phone:	(508) 255-1651

Signature, Place, and Date of Signing:

Thomas P. McIntyre, Orleans, MA January 23, 2012
Report Type (Check only one)

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 85

Form 13F Information Table Value Total:   $52848
List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      274     3350 SH       SOLE                                       3350
AT&T Inc.                      COM              00206R102      423    13982 SH       SOLE                                      13982
Abbott Laboratories            COM              002824100      269     4790 SH       SOLE                                       4790
Akamai Technologies Inc.       COM              00971T101      792    24550 SH       SOLE                     1000             23550
Altria Group Inc               COM              02209S103     1043    35182 SH       SOLE                     3200             31982
Applied Materials Inc.         COM              038222105      151    14100 SH       SOLE                    14100
Arbor Realty Trust Inc         COM              038923108      587   166900 SH       SOLE                   166900
Avanir Pharmaceuticals, Inc    COM              05348P401       84    41000 SH       SOLE                                      41000
Biogen Idec Inc.               COM              09062X103     1167    10600 SH       SOLE                                      10600
Blackstone Group L.P.          COM              09253U108     1066    76100 SH       SOLE                                      76100
Boeing Company                 COM              097023105     1496    20400 SH       SOLE                                      20400
Breitburn Energy Partners, L.P COM              106776107      526    27600 SH       SOLE                    12500             15100
Brocade Communications Sys     COM              111621306      788   151850 SH       SOLE                    12000            139850
Castle Brands Inc              COM              148435100      254   942500 SH       SOLE                   942500
Caterpillar Inc                COM              149123101     1992    21990 SH       SOLE                                      21990
Centurylink, Inc.              COM              156700106      206     5550 SH       SOLE                                       5550
Chevron Corp                   COM              166764100      571     5370 SH       SOLE                                       5370
Chimera Investment Corp        COM              16934Q109       75    30000 SH       SOLE                    30000
Cincinnati Financial Corporati COM              172062101      329    10800 SH       SOLE                                      10800
Coca-Cola Company              COM              191216100      528     7550 SH       SOLE                                       7550
Conagra Foods, Inc.            COM              205887102      496    18800 SH       SOLE                                      18800
ConocoPhillips                 COM              20825C104      302     4150 SH       SOLE                                       4150
Crosstex Energy Inc            COM              22765Y104      341    27000 SH       SOLE                    27000
Crosstex Energy Lp             COM              22765U102      162    10000 SH       SOLE                    10000
Diageo Plc Ads                 COM              25243Q205      265     3035 SH       SOLE                                       3035
Dominion Resources Inc.        COM              25746U109      541    10184 SH       SOLE                                      10184
Dow Chemical Company           COM              260543103     1753    60950 SH       SOLE                     2000             58950
Duke Energy Corp.              COM              26441C105     1438    65373 SH       SOLE                                      65373
Dupont De Nemours & Co.        COM              263534109      630    13765 SH       SOLE                                      13765
Emc Corporation                COM              268648102      943    43800 SH       SOLE                                      43800
Enterprise Products Part Lp    COM              293792107     2272    48984 SH       SOLE                     7050             41934
Exxon Mobil Corporation        COM              30231G102      201     2370 SH       SOLE                                       2370
Flextronics International Ltd. COM              Y2573F102     1074   189800 SH       SOLE                     5000            184800
Fortress Investment Cl A       COM              34958B106       81    24000 SH       SOLE                    24000
Freeport-Mcmoran Copper        COM              35671D857      793    21550 SH       SOLE                                      21550
Glaxo Smithkline Ads           COM              37733W105      470    10300 SH       SOLE                                      10300
H.J. Heinz Company             COM              423074103      238     4400 SH       SOLE                                       4400
Ibm Corp                       COM              459200101      491     2670 SH       SOLE                                       2670
Illinois Tool Works Inc.       COM              452308109      311     6666 SH       SOLE                                       6666
Intel Corporation              COM              458140100      573    23644 SH       SOLE                                      23644
Ishares Nasdaq Biotech         COM              464287556      652     6250 SH       SOLE                                       6250
Johnson & Johnson              COM              478160104      543     8276 SH       SOLE                                       8276
Lgl Group, Inc.                COM              50186A108      143    19500 SH       SOLE                    19500
Marathon Oil Corp              COM              565849106     1096    37450 SH       SOLE                                      37450
Marathon Petroleum Corporation COM              56585A102      627    18825 SH       SOLE                                      18825
Markwest Energy Partners Lp    COM              570759100      358     6500 SH       SOLE                     6500
Mcdonald's Corp.               COM              580135101      470     4684 SH       SOLE                                       4684
Merck & Co. Inc.               COM              58933Y105      455    12068 SH       SOLE                                      12068
Mfa Financial, Inc.            COM              55272X102       94    14000 SH       SOLE                    14000
Microsoft Corporation          COM              594918104      482    18585 SH       SOLE                                      18585
Netgear Inc                    COM              64111Q104     1034    30800 SH       SOLE                                      30800
Newcastle Investment Corp      COM              65105M108      312    67000 SH       SOLE                    67000
Novartis Ag Adr                COM              66987V109      394     6900 SH       SOLE                                       6900
Paid Inc                       COM              69561N204        9    45600 SH       SOLE                                      45600
Pengrowth Energy Corporation   COM              70706P104      365    34650 SH       SOLE                                      34650
Penn Virginia Resource Partner COM              707884102      255    10000 SH       SOLE                                      10000
People's United Financial, Inc COM              712704105      600    46700 SH       SOLE                     3000             43700
Pepsico, Inc.                  COM              713448108      285     4300 SH       SOLE                                       4300
Pfizer Inc.                    COM              717081103      338    15600 SH       SOLE                    15000               600
Philip Morris Intl             COM              718172109      563     7168 SH       SOLE                                       7168
Pioneer Drilling Co            COM              723655106     1094   113000 SH       SOLE                    21500             91500
Powershares Qqq Trust Sr 1     COM              73935A104     1323    23700 SH       SOLE                                      23700
Procter & Gamble Co.           COM              742718109      513     7692 SH       SOLE                                       7692
Resource America Inc           COM              761195205      266    57000 SH       SOLE                    57000
Resource Capital Corp.         COM              76120W302       56    10000 SH       SOLE                    10000
Reynolds American Inc.         COM              761713106      315     7600 SH       SOLE                                       7600
Ryder System Inc.              COM              783549108     1663    31300 SH       SOLE                                      31300
Sandridge Energy, Inc.         COM              80007P307      371    45500 SH       SOLE                    45500
Sara Lee Corp.                 COM              803111103      627    33162 SH       SOLE                                      33162
Southern Company               COM              842587107      458     9891 SH       SOLE                                       9891
Southwestern Energy Co.        COM              845467109      663    20750 SH       SOLE                                      20750
Spectra Energy Corp            COM              847560109     2318    75375 SH       SOLE                     7500             67875
Suncor Energy                  COM              867224107      621    21550 SH       SOLE                                      21550
Teco Energy Inc.               COM              872375100      368    19247 SH       SOLE                                      19247
Teva Pharmaceutical            COM              881624209      597    14800 SH       SOLE                                      14800
Thompson Creek Metals F        COM              884768102       84    12000 SH       SOLE                    12000
Time Warner Inc                COM              887317303      279     7716 SH       SOLE                                       7716
Vanguard Cons Stpls Etf        COM              92204A207     1096    13450 SH       SOLE                                      13450
Vanguard Energy Etf            COM              92204A306      373     3700 SH       SOLE                                       3700
Vanguard Health Care ETF       COM              92204A504      946    15450 SH       SOLE                                      15450
Vanguard Industrials Etf       COM              92204A603      310     5000 SH       SOLE                                       5000
Vanguard Materials Etf         COM              92204A801      958    13100 SH       SOLE                                      13100
Verizon Communications, Inc.   COM              92343V104     2004    49950 SH       SOLE                     3000             46950
Vodafone Group Plc Ads         COM              92857W209      256     9124 SH       SOLE                                       9124
Wal-Mart Stores, Inc.          COM              931142103      212     3550 SH       SOLE                                       3550